Taxes on Income	12 Months Ended
Dec. 31, 2025
Taxes on Income [Abstract]
TAXES ON INCOME
NOTE 25 –	TAXES ON INCOME

A.	Tax rates applicable to the Group companies:

The Israeli corporate tax rate has been 23% since 2018.

A Company is taxable on its real capital gains at the corporate income tax rate in the year of sale.

B.	Principal tax rates applicable to subsidiaries resident outside of Israel:

Company incorporated in the United States – Federal tax rate of 21%.

Company incorporated in the Netherland – The statutory corporate income tax rate in the Netherlands is 19% on annual taxable income of up to EUR 200 thousand and 25% on annual taxable income exceeding EUR 200 thousand.

C.	Final tax assessments:

The Company and its subsidiaries had tax assessments through the 2020 tax year, which are deemed final.

D.	Carry forward tax losses:

The Company has business losses that can be carried forward totaling approximately $243,547 thousand. The Company did not create deferred taxes in respect of these business losses and other temporary differences as it does not expect to generate taxable income in the foreseeable future.

E.	Deferred taxes:

Composition and movement in deferred taxes:

	In non-current liabilities (1)	In non-current assets (1)
	USD in thousands

Balance as of January 1, 2024	(1,575)	1,459

Charged to profit or loss	404	(368)
Adjustments arising from translating financial statements from functional currency to presentation currency	14	(13)

Balance as of December 31, 2024	(1,157)	1,078

Charged to profit or loss	1,170	(1,002)
Adjustments arising from translating financial statements from functional currency to presentation currency	(71)	75

Balance as of December 31, 2025	(60)	151

As shown on balance sheet:	(60)	151

(1)	The deferred taxes are computed at a tax rate of 23%.
F.	Taxes on income included in profit or loss:

	Year ended December 31,
	2025	2024	2023
	USD in thousands

Current taxes	195	276	210
Deferred taxes	(168)	(37)	(39)
Tax previous years	715	318	-
	743	557	171

G.	Theoretical tax:

The reconciliation between the tax expense, assuming that all the income and expenses, gains and losses in profit or loss were taxed at the statutory tax rate and the taxes on income recorded in profit or loss, is as follows:

	Year ended December 31,
	2025	2024	2023
	USD in thousands

Loss before taxes on income	(117,306)	(36,589)	(84,435)*

Statutory tax rate	23%	23%	23%

Tax computed at the statutory tax rate	(26,980)	(8,415)	(19,420)

Increase (decrease) in taxes on income resulting from the following factors:
Adjustment of deferred tax balances relating to prior years	(54)	(37)	-
Different tax rate applicable to foreign subsidiary	(44)	(4)	(2)
Utilization of carryforward losses for which no deferred taxes were computed in the past	-	(31)	(98)
Other losses and temporary differences for which no deferred taxes were computed	15,513	7,380	19,026
Non-deductible expenses for tax purposes	888	853	-
Non-deductible impairment of intangible	10,737	-	-
Tax previous years	702	318	-
Other, net	(19)	493	665

Taxes on income	743	557	171

*	Comparative figures including the discontinued operation results.